Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

Intangible assets as of June 30, 2026 and December 31, 2025 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2025	$165,230	$(161,997)	$3,233
Amortization	—	(3,100)	(3,100)
Favorable lease terms June 30, 2026	$165,230	$(165,097)	$133

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms

Amortization expense of favorable lease terms for each of the periods ended June 30, 2026 and 2025 is presented in the following table:

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Amortization	$(1,550)	$(4,220)	$(3,100)	$(8,660)
Total	$(1,550)	$(4,220)	$(3,100)	$(8,660)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets

Intangible liabilities as of June 30, 2026 and December 31, 2025 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2025	$231,407	$(227,821)	$3,586
Amortization	—	(3,586)	(3,586)
Unfavorable lease terms June 30, 2026	$231,407	$(231,407)	$—

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2026 and 2025 is presented in the following table:

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Unfavorable lease terms	$941	$2,912	$3,586	$5,792
Total	$941	$2,912	$3,586	$5,792